Annual Total Returns (Vanguard Developed Markets Index Fund - ETF Shares ETF) (Vanguard Developed Markets Index Fund, Vanguard Developed Markets Index Fund - ETF Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Developed Markets Index Fund | Vanguard Developed Markets Index Fund - ETF Shares
Annual Total Return
2014	(5.71%)
2013	22.12%
2012	18.60%
2011	(12.57%)
2010	8.47%
2009	28.34%
2008	(41.25%)